SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Stock Options
	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2020	2,638,500	$1.82
Granted	1,700,000	$1.64
Exercised	(48,000)	$0.79
Cancelled / Forfeited	(807,500)	$1.70
Stock options outstanding, December 31, 2020	3,483,000	$1.77
Exercised	(264,000)	$1.16
Expired	(360,000)	$2.95
Cancelled / Forfeited	(20,000)	$1.64
Stock options outstanding, December 31, 2021	2,839,000	$1.68
Stock options exercisable, December 31, 2021	2,839,000	$1.68

Schedule of Stock Options Outsanding and Exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
September 20, 2022	$1.98	880,000	0.72	880,000	0.72
August 28, 2023	$1.30	105,000	1.66	105,000	1.66
August 21, 2024	$0.79	174,000	2.64	174,000	2.64
August 4, 2025	$1.64	1,680,000	3.59	1,680,000	3.59
		2,839,000	2.57	2,839,000	2.57

Schedule of RSU Outstanding
	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2020	2,372,875	$0.94
Granted	1,481,000	$1.64
Exercised	(863,901)	$0.99
Cancelled / Forfeited	(115,974)	$1.00
RSUs outstanding, December 31, 2020	2,874,000	$1.28
Exercised	(1,330,167)	$1.22
Cancelled / Forfeited	(104,356)	$1.54
RSUs outstanding, December 31, 2021	1,439,477	$1.32

Schedule of fair value of options granted
Issuance Date	Price (C$)	Number of RSUs Outstanding
August 21, 2019	$0.79	539,733
August 4, 2020	$1.64	899,744
		1,439,477

Schedule of Basic Earnings Per Share and Diluted Earnings Per Share
	2021	2020	2019
Net loss from continuing operations for the period	$(2,057)	$(7,482)	$(2,335)
Net loss for the period	$(2,057)	$(7,651)	$(31,461)
Basic weighted average number of shares outstanding	100,161,357	83,180,069	69,980,178
Effect of dilutive share options, warrants, and RSUs (‘000)	-	-	-
Diluted weighted average number of shares outstanding	100,161,357	83,180,069	69,980,178
Basic loss from continuing operations per share	$(0.02)	$(0.09)	$(0.03)
Diluted loss from continuing operations per share	$(0.02)	$(0.09)	$(0.03)
Basic loss per share	$(0.02)	$(0.09)	$(0.45)
Diluted loss per share	$(0.02)	$(0.09)	$(0.45)